Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—36.5%
U.S. Treasury Bonds 2.375%, 11/15/49	$ 5,571	$6,953
U.S. Treasury Notes
1.250%, 3/31/21	2,527	2,554
1.750%, 5/31/22	1,458	1,505
2.375%, 1/31/23	4,282	4,536
2.500%, 1/31/24	6,343	6,868
1.500%, 10/31/24	4,473	4,705
1.500%, 2/15/30	6,055	6,528
Total U.S. Government Securities (Identified Cost $31,939)		33,649

Municipal Bond—1.0%
Florida—1.0%
Florida, State of, General Obligation, 5.000%, 6/1/22	852	922
Total Municipal Bond (Identified Cost $915)		922

Mortgage-Backed Securities—37.7%
Agency—34.2%
Federal Home Loan Mortgage Corp.
Pool #C04123 4.000%, 7/1/42	357	386
Pool #G60019 4.500%, 3/1/44	290	317
Pool #Q31645 4.000%, 2/1/45	66	72
Pool #Q35611 4.000%, 9/1/45	636	691
Pool #V81992 4.000%, 10/1/45	502	543
Pool #G60661 4.000%, 7/1/46	948	1,022
Pool #Q42921 3.500%, 9/1/46	892	961
Pool #Q51758 3.500%, 10/1/47	168	178
Pool #Q52115 3.500%, 11/1/47	81	85
Pool #ZM5226 3.500%, 12/1/47	1,046	1,121
Pool #ZM5394 4.000%, 1/1/48	727	780
Pool #Q53881 4.500%, 1/1/48	728	803
Pool #Q54813 3.500%, 3/1/48	338	359
Pool #Q61680 4.000%, 2/1/49	942	1,015
Pool #QA0108 3.500%, 6/1/49	459	486
Pool #QA3079 3.500%, 10/1/49	424	450
	Par Value	Value

Agency—continued
Pool #SD0164 3.500%, 12/1/49	$2,013	$2,136
Pool #SD0176 3.500%, 12/1/49	652	690
Pool #QA7571 3.000%, 2/1/50	1,018	1,068
Federal National Mortgage Association
Pool #FM1039 3.500%, 4/1/39	1,045	1,118
Pool #AL7497 3.500%, 9/1/40	378	406
Pool #AW8154 3.500%, 1/1/42	385	414
Pool #AS9571 3.500%, 5/1/42	1,010	1,083
Pool #CA4144 3.000%, 9/1/44	1,102	1,164
Pool #BK0396 3.000%, 11/1/44	237	251
Pool #MA2341 4.500%, 6/1/45	29	32
Pool #BE5050 4.000%, 9/1/45	662	717
Pool #AZ9213 4.000%, 10/1/45	732	803
Pool #AS6515 4.000%, 1/1/46	106	115
Pool #BA4799 4.000%, 2/1/46	310	336
Pool #BE3774 4.000%, 7/1/47	408	435
Pool #BH7058 3.500%, 12/1/47	1,007	1,064
Pool #BH9215 3.500%, 1/1/48	77	81
Pool #BJ0650 3.500%, 3/1/48	293	311
Pool #MA3305 3.500%, 3/1/48	106	112
Pool #BJ8599 3.500%, 4/1/48	182	193
Pool #BM5483 3.500%, 4/1/48	179	189
Pool #BN4542 4.500%, 2/1/49	196	210
Pool #BO2843 3.500%, 10/1/49	893	950
Pool #BO3024 3.500%, 10/1/49	530	565
Pool #BO5325 3.000%, 11/1/49	279	292
Pool #BO4386 3.500%, 11/1/49	1,184	1,255
Government National Mortgage Association
Pool #MA4262 3.500%, 2/20/47	212	225
Pool #MA4586 3.500%, 7/20/47	1,053	1,120
	Par Value	Value

Agency—continued
Pool #MA5596 4.500%, 11/20/48	$490	$520
Pool #MA5929 3.000%, 5/20/49	1,047	1,110
Pool #MA5984 3.000%, 6/20/49	575	610
Pool #BQ1140 3.000%, 11/15/49	1,092	1,155
Pool #MA6284 3.500%, 11/20/49	1,077	1,135
Government National Mortgage Association II Pool #MA5019 3.500%, 2/20/48	408	433
		31,567

Non-Agency—3.5%
BB-UBS Trust 2012-SHOW, B 144A 3.882%, 11/5/36(1)	605	570
Century Plaza Towers 2019-CPT, B 144A 2.997%, 11/13/39(1)(2)	635	621
Goldman Sachs Mortgage Securities Corp. II
2005-ROCK, A 144A 5.366%, 5/3/32(1)	325	346
2012-BWTR, A 144A 2.954%, 11/5/34(1)	195	191
MAD Mortgage Trust 2017-330M, A 144A 3.082%, 8/15/34(1)(2)	260	250
Morgan Stanley Capital I Trust 2014-150E, A 144A 3.912%, 9/9/32(1)	455	458
Wells Fargo Commercial Mortgage Trust 2013-BTC, A 144A 3.544%, 4/16/35(1)	190	189
WFRBS Commercial Mortgage Trust 2012-C10, AS 3.241%, 12/15/45	600	599
		3,224

Total Mortgage-Backed Securities (Identified Cost $33,852)		34,791

Asset-Backed Securities—5.1%
Automobiles—1.3%
Ford Credit Auto Owner Trust 2020-1, A 144A 2.040%, 8/15/31(1)	815	754
See Notes to Schedule of Investments

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Nissan Master Owner Trust Receivables 2019-A, A (1 month LIBOR + 0.560%) 1.265%, 2/15/24(2)	$480	$461
		1,215

Credit Card—2.8%
Capital One Multi-Asset Execution Trust 2005-B3, B3 (3 month LIBOR + 0.550%) 2.381%, 5/15/28(2)	1,075	969
Citibank Credit Card Issuance Trust 2017-A6, A6 (1 month LIBOR + 0.770%) 1.475%, 5/14/29(2)	875	830
Discover Card Execution Note Trust 2017-A5, A5 (1 month LIBOR + 0.600%) 1.305%, 12/15/26(2)	790	758
		2,557

Other—1.0%
Five Guys Funding LLC 2017-1A, A2 144A 4.600%, 7/25/47(1)	357	373
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	680	603
		976

Total Asset-Backed Securities (Identified Cost $5,044)		4,748

Corporate Bonds and Notes—15.4%
Communication Services—0.7%
Comcast Corp. 2.650%, 2/1/30	519	534
Verizon Communications, Inc. 3.150%, 3/22/30	114	123
		657

Consumer Discretionary—0.5%
NIKE, Inc. 3.375%, 3/27/50	200	219
Target Corp. 2.350%, 2/15/30	185	187
		406

Consumer Staples—1.6%
Coca-Cola Co. (The)
2.950%, 3/25/25	368	394
3.450%, 3/25/30	396	448
	Par Value	Value

Consumer Staples—continued
Kroger Co. (The) 3.950%, 1/15/50	$261	$270
Procter & Gamble Co. (The) 3.600%, 3/25/50	288	355
		1,467

Energy—2.2%
Boardwalk Pipelines LP 4.450%, 7/15/27	115	86
Enterprise Products Operating LLC 5.375%, 2/15/78	334	234
Exxon Mobil Corp. 4.327%, 3/19/50	417	510
Schlumberger Holdings Corp. 144A 3.900%, 5/17/28(1)	602	560
TechnipFMC plc 3.450%, 10/1/22	85	82
Woodside Finance Ltd. 144A 4.600%, 5/10/21(1)	550	546
		2,018

Financials—4.8%
Bank of America Corp. 3.366%, 1/23/26	192	200
British Airways plc Pass-Through-Trust 2018-1, AA 144A 3.800%, 9/20/31(1)	190	167
Citigroup, Inc. 3.980%, 3/20/30	421	450
Hartford Financial Services Group, Inc. (The) 2.800%, 8/19/29	265	258
JPMorgan Chase & Co.
3.207%, 4/1/23	318	324
2.301%, 10/15/25	301	301
3.540%, 5/1/28	289	305
Lazard Group LLC 4.375%, 3/11/29	302	306
Morgan Stanley 3.971%, 7/22/38	253	278
Nationwide Financial Services, Inc. 144A 3.900%, 11/30/49(1)	475	416
Travelers Cos., Inc. (The) 4.050%, 3/7/48	348	397
Truist Bank 2.250%, 3/11/30	250	229
Truist Financial Corp. 4.000%, 5/1/25	292	308
United Airlines Pass-Through-Trust 2016-1, A 3.450%, 7/7/28	113	104
US Bank NA 2.050%, 1/21/25	250	249
	Par Value	Value

Financials—continued
Wells Fargo & Co. 2.164%, 2/11/26	$160	$156
		4,448

Health Care—0.9%
AbbVie, Inc. 144A 4.250%, 11/21/49(1)	501	540
Bristol-Myers Squibb Co. 144A 4.250%, 10/26/49(1)	128	160
CommonSpirit Health 4.187%, 10/1/49	177	167
		867

Industrials—1.5%
3M Co. 3.700%, 4/15/50	113	127
Carrier Global Corp. 144A 3.577%, 4/5/50(1)	535	477
General Dynamics Corp. 4.250%, 4/1/50	303	376
Northrop Grumman Corp. 5.250%, 5/1/50	145	197
United Parcel Service, Inc. 4.450%, 4/1/30	189	214
		1,391

Information Technology—0.6%
Intel Corp. 3.100%, 2/15/60	508	551
Materials—1.6%
Barrick PD Australia Finance Pty Ltd. 5.950%, 10/15/39	454	560
Newmont Corp.
2.250%, 10/1/30	348	320
6.250%, 10/1/39	347	445
Packaging Corporation of America 4.050%, 12/15/49	143	142
		1,467

Utilities—1.0%
Berkshire Hathaway Energy Co. 144A 4.250%, 10/15/50(1)	175	200
Cheniere Corpus Christi Holdings LLC 144A 3.700%, 11/15/29(1)	205	153
Consolidated Edison Co. of New York, Inc.
3.350%, 4/1/30	151	156
3.950%, 4/1/50	102	106
See Notes to Schedule of Investments

Seix Core Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2020
($ reported in thousands)
	Par Value	Value

Utilities—continued
Dominion Energy, Inc. 3.375%, 4/1/30	$324	$321
		936

Total Corporate Bonds and Notes (Identified Cost $13,619)		14,208

Total Long-Term Investments—95.7% (Identified Cost $85,369)		88,318

	Shares
Short-Term Investment—3.4%
Money Market Mutual Fund—3.4%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 0.290%)(3)	3,155,099	3,155
Total Short-Term Investment (Identified Cost $3,155)		3,155

TOTAL INVESTMENTS—99.1% (Identified Cost $88,524)		$91,473
Other assets and liabilities, net—0.9%		842
NET ASSETS—100.0%		$92,315
Abbreviations:
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2020, these securities amounted to a value of $7,574 or 8.2% of net assets.
(2)	Variable rate security. Rate disclosed is as of March 31, 2020. For leveraged loans, the rate shown may represent a weighted average interest rate. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(3)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
The following table summarizes the market value of the Fund’s investments as of March 31, 2020, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Securities:
Asset-Backed Securities	$4,748	$—	$4,748
Corporate Bonds and Notes	14,208	—	14,208
Mortgage-Backed Securities	34,791	—	34,791
Municipal Bond	922	—	922
U.S. Government Securities	33,649	—	33,649
Money Market Mutual Fund	3,155	3,155	—
Total Investments	$91,473	$3,155	$88,318
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2020.
There were no transfers into or out of Level 3 related to securities held at March 31, 2020.
See Notes to Schedule of Investments

SEIX CORE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2020
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer-supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are internally fair valued by the Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
4